Schedule of Investments |Aggressive Growth Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.5%
	APPAREL - 2.9%
4,305	Deckers Outdoor Corp. *	$845,459

	BIOTECHNOLOGY - 2.7%
6,341	United Therapeutics Corp. *	767,261

	COMMERCIAL SERVICES - 6.8%
4,937	ASGN, Inc. *	329,199
6,580	FTI Consulting, Inc. *	753,739
1,134	MarketAxess Holdings, Inc.	568,043
3,775	TransUnion	328,576
		1,979,557
	COMPUTERS - 7.0%
3,801	EPAM Systems, Inc. *	957,890
6,428	Genpact Ltd.	234,751
16,314	Rapid7, Inc. *	832,340
		2,024,981
	DISTRIBUTION/WHOLESALE - 0.9%
6,410	IAA, Inc. *	247,234

	ELECTRONICS - 1.2%
3,462	Fortive Corp.	234,239
1,539	Woodward, Inc.	119,349
		353,588
	HEALTHCARE - PRODUCTS - 13.0%
5,736	DENTSPLY SIRONA, Inc.	252,728
9,138	Edwards Lifesciences Corp. *	631,527
2,400	Hill-Rom Holdings, Inc.	263,472
2,888	Insulet Corp. *	561,023
4,293	Quidel Corp. *	960,517
1,666	STERIS PLC	255,631
2,278	Teleflex, Inc.	829,146
		3,754,044
	HEALTHCARE - SERVICES - 5.1%
5,846	Addus HomeCare Corp. *	541,106
3,801	ICON PLC *	640,316
1,739	LHC Group, Inc*	303,143
		1,484,565
	HOUSEHOLD PRODUCTS/WARES - 2.2%
3,417	Helen of Troy Ltd. *	644,310

	INSURANCE - 0.9%
2,563	Arthur J Gallagher & Co.	249,867

	MACHINERY - CONSTRUCTION & MINING - 0.9%
3,759	Oshkosh Corp.	269,220

	MISCELLANEOUS MANUFACTURING - 1.1%
3,448	Trane Technologies PLC	306,803

	PACKAGING & CONTAINERS - 3.6%
16,106	Crown Holdings, Inc. *	1,048,984

Schedule of Investments |Aggressive Growth Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	PHARMACEUTICALS - 6.9%
997	DexCom, Inc. *	$404,184
23,954	Horizon Therapeutics PLC *	1,331,363
1,596	Sarepta Therapeutics, Inc. *	255,903
		1,991,450
	RETAIL - 4.9%
19,076	Bloomin’ Brands, Inc.	203,350
2,527	Burlington Stores, Inc. *	497,642
650	Domino’s Pizza, Inc.	240,136
4,854	Ollie’s Bargain Outlet Holdings, Inc. *	473,993
		1,415,121
	SEMICONDUCTORS - 9.5%
11,175	Advanced Micro Devices, Inc. *	587,917
1,742	Lam Research Corp.	563,467
8,672	Marvell Technology Group Ltd.	304,040
3,981	Monolithic Power System, Inc.	943,497
3,442	Xilinx, Inc.	338,658
		2,737,579
	SOFTWARE - 23.2%
6,481	Akamai Technologies, Inc. *	694,050
1,091	ANSYS, Inc. *	318,277
2,356	DocuSign, Inc. *	405,727
6,744	Fidelity National Information Services, Inc.	904,303
4,792	Fiserv, Inc. *	467,795
1,576	MSCI, Inc.	526,100
27,450	Nutanix, Inc. *	650,702
4,703	RingCentral, Inc. *	1,340,402
1,851	ServiceNow, Inc. *	749,766
2,869	Twilio, Inc. *	629,516
		6,686,638
	TEXTILES - 0.7%
1,164	UniFirst Corp.	208,298

	TOTAL COMMON STOCK (Cost $20,728,976)	27,014,959

	REITs - 3.2%
19,102	Physicians Realty Trust	334,667
3,173	Prologis, Inc.	296,136
9,259	STAG Industrial, Inc.	271,474
	TOTAL REITs (Cost $808,140)	902,277

	MONEY MARKET FUND - 3.4%
986,752	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (A) (Cost $986,752)	986,752

	TOTAL INVESTMENTS - 100.1% (Cost $22,523,868)	$28,903,988
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(15,734)
	NET ASSETS - 100.0%	$28,888,254

*	Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | International Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.7%
	AUTO PARTS & EQUIPMENT - 3.3%
37,300	Magna International, Inc. - Class A	$1,660,969
83,300	Valeo SA (ADR)	1,090,397
		2,751,366
	BANKS - 7.8%
123,700	Banco Bradesco SA (ADR)	471,297
36,839	DBS Group Holdings Ltd. (ADR)	2,215,866
91,000	DNB ASA (ADR) *	1,202,110
119,300	ICICI Bank Ltd. (ADR)	1,108,297
50,600	KBC Group NV (ADR)	1,461,328
		6,458,898
	BUILDING MATERIALS - 1.5%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,225,580

	CHEMICALS - 1.8%
15,900	Arkema SA (ADR)	1,512,058

	COMMERCIAL SERVICES - 3.6%
33,700	Amadeus IT Group SA (ADR)	1,763,184
9,000	Ashtead Group PLC (ADR)	1,210,230
		2,973,414
	COSMETICS/PERSONAL CARE - 1.7%
90,000	Kao Corp. (ADR)	1,424,700

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
124,000	Deutsche Boerse AG (ADR)	2,246,880
21,000	ORIX Corp. (ADR)	1,293,600
31,500	Pagseguro Digital Ltd. *	1,113,210
		4,653,690
	ELECTRIC - 3.5%
258,000	Enel SpA (ADR)	2,211,060
128,900	Power Assets Holdings Ltd. (ADR)	703,794
		2,914,854
	ELECTRONICS - 2.1%
18,000	Hoya Corp. (ADR)	1,720,260

	ENGINEERING & CONSTRUCTION - 3.4%
121,000	Vinci SA (ADR)	2,831,400

	FOOD - 4.5%
18,000	Kerry Group PLC (ADR)	2,287,800
75,000	Mowi ASA (ADR)	1,428,000
		3,715,800
	HAND/MACHINE TOOLS - 4.5%
76,650	Techtronic Industries Co. (ADR)	3,732,855

	HEALTHCARE - PRODUCTS - 4.6%
35,300	Alcon, Inc. *	2,023,396
45,400	Smith & Nephew PLC (ADR)	1,730,648
		3,754,044
	HEALTHCARE - SERVICES - 2.4%
46,000	Fresenius Medical Care AG & Co. (ADR) *	1,990,880

	INSURANCE - 7.2%
30,700	Ageas (ADR)	1,085,859
69,000	AIA Group Ltd. (ADR)	2,580,600
40,200	Muenchener Rueckversicherungs AG (ADR)	1,050,627
72,600	Sampo Oyj (ADR)	1,248,357
		5,965,443

Schedule of Investments | International Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 6.8%
12,900	Pinduoduo, Inc. (ADR) *	$1,107,336
34,000	Tencent Holdings Ltd. (ADR)	2,176,000
45,700	Yandex NV *	2,285,914
		5,569,250
	LEISURE TIME - 2.3%
99,000	Shimano, Inc. (ADR)	1,901,790

	MACHINERY - DIVERSIFIED - 3.7%
53,500	Atlas Copco AB (ADR)	1,988,595
57,000	FANUC Corp. (ADR)	1,015,740
		3,004,335
	MINING - 1.7%
24,500	Rio Tinto PLC (ADR)	1,376,410

	OFFICE/BUSINESS EQUIPMENT - 1.1%
21,438	FUJIFILM Holdings Corp. (ADR)	918,404

	OIL & GAS - 3.6%
55,100	Eni SpA (ADR)	1,061,777
103,000	Equinor ASA (ADR)	1,491,440
49,659	Petroleo Brasileiro SA (ADR)	395,782
		2,948,999
	RETAIL - 1.8%
66,000	Pan Pacific International Holdings Corp. (ADR)	1,457,280

	SEMICONDUCTORS - 5.8%
6,550	ASML Holding NV (ADR)	2,410,597
11,000	NXP Semiconductors NV	1,254,440
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,135,400
		4,800,437
	SOFTWARE - 2.2%
42,640	Open Text Corp.	1,811,347

	TELECOMMUNICATIONS - 5.7%
14,200	Nice Ltd. (ADR) *	2,687,208
86,300	Nippon Telegraph & Telephone Corp. (ADR)	2,005,612
		4,692,820
	TRANSPORTATION - 3.5%
11,300	Canadian Pacific Railway Ltd.	2,885,342

	TOTAL COMMON STOCK (Cost $69,419,988)	78,991,656

	MONEY MARKET FUND - 4.1%
3,366,191	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (A) (Cost $3,366,191)	3,366,191

	TOTAL INVESTMENTS - 99.8% (Cost $72,786,179)	$82,357,847
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	128,793
	NET ASSETS - 100.0%	$82,486,640

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | International Fund
As of June 30, 2020 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	14.2%
Hong Kong	10.0%
Canada	7.7%
France	6.6%
Germany	6.4%
United Kingdom	5.2%
Norway	5.0%
Netherlands	4.4%
China	4.0%
Italy	4.0%
Israel	3.3%
Belgium	3.1%
Ireland	2.8%
Russia	2.8%
Singapore	2.7%
Switzerland	2.4%
Sweden	2.4%
Brazil	2.4%
Spain	2.1%
Finland	1.5%
Taiwan	1.4%
India	1.3%
Total	95.7%
Money Market Fund	4.1%
Other Assets Less Liabilities - Net	0.2%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 76.9%
	AEROSPACE/DEFENSE - 1.4%
8,499	General Dynamics Corp.	$1,270,261

	BANKS - 0.5%
11,170	Western Alliance Bancorp	423,008

	BIOTECHNOLOGY - 2.6%
2,920	Amgen, Inc.	688,711
5,599	Vertex Pharmaceuticals, Inc. *	1,625,446
		2,314,157
	CHEMICALS - 2.1%
11,057	FMC Corp.	1,101,498
3,543	Linde PLC	751,506
		1,853,004
	COMMERCIAL SERVICES - 1.7%
5,556	Grand Canyon Education, Inc. *	502,985
2,013	MarketAxess Holdings, Inc.	1,008,352
		1,511,337
	COMPUTERS - 4.1%
5,251	EPAM Systems, Inc. *	1,323,305
26,736	Rapid7, Inc. *	1,364,071
21,663	Western Digital Corp.	956,421
		3,643,797
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
15,108	Intercontinental Exchange, Inc.	1,383,893

	ELECTRIC - 0.9%
31,605	PPL Corp.	816,673

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
16,954	Emerson Electric Co.	1,051,657

	ELECTRONICS - 5.6%
18,342	Amphenol Corp. - Class A	1,757,347
14,302	Fortive Corp.	967,673
15,481	Honeywell International, Inc.	2,238,398
		4,963,418
	FOOD - 1.5%
7,234	McCormick & Co., Inc.	1,297,852

	HEALTHCARE - PRODUCTS - 7.4%
6,950	Baxter International, Inc.	598,395
5,185	Danaher Corp.	916,864
17,062	Edwards Lifesciences Corp. *	1,179,155
6,152	Insulet Corp. *	1,195,088
2,060	Intuitive Surgical, Inc. *	1,173,850
4,108	Teleflex, Inc.	1,495,230
		6,558,582
	HEALTHCARE - SERVICES - 1.2%
7,672	IQVIA Holdings, Inc. *	1,088,503

	INSURANCE - 2.4%
21,680	Arthur J. Gallagher & Co.	2,113,583

	INTERNET - 4.1%
20,905	CDW Corp.	2,428,743
5,192	Palo Alto Networks, Inc. *	1,192,447
		3,621,190
	MACHINERY - CONSTRUCTION & MINING - 1.6%
5,730	Caterpillar, Inc.	724,845
9,539	Oshkosh Corp.	683,183
		1,408,028
	MACHINERY - DIVERSIFIED - 1.1%
14,942	Xylem, Inc.	970,632

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 0.6%
13,772	ConocoPhillips	$578,699

	PHARMACEUTICALS - 5.1%
6,813	Neurocrine Biosciences, Inc. *	831,186
6,183	Sarepta Therapeutics, Inc. *	991,382
19,378	Zoetis, Inc.	2,655,561
		4,478,129
	RETAIL - 7.9%
5,993	Burlington Stores, Inc. *	1,180,201
6,435	Costco Wholesale Corp.	1,951,156
10,490	Dollar General Corp.	1,998,450
2,516	Lululemon Athletica, Inc. *	785,017
2,506	O’Reilly Automotive, Inc. *	1,056,705
		6,971,529
	SEMICONDUCTORS - 14.3%
34,540	Advanced Micro Devices, Inc. *	1,817,149
5,821	Broadcom Ltd.	1,837,166
23,741	Maxim Integrated Products, Inc.	1,438,942
28,516	Micron Technology, Inc. *	1,469,144
5,253	Monolithic Power Systems, Inc.	1,244,961
8,428	NVIDIA Corp.	3,201,881
14,726	NXP Semiconductors NV	1,679,353
		12,688,596
	SOFTWARE - 6.7%
9,399	Fidelity National Information Services, Inc.	1,260,312
6,777	ServiceNow, Inc. *	2,745,092
9,698	Synopsys, Inc. *	1,891,110
		5,896,514
	TRANSPORTATION - 1.3%
4,483	Canadian Pacific Railway Ltd.	1,144,689

	TOTAL COMMON STOCK (Cost $52,215,486)	68,047,731

	EXCHANGE TRADED FUND (A) - 20.2%
720,000	Timothy Plan U.S. Large Cap Core ETF (Cost $18,061,200)	17,870,400

	MONEY MARKET FUND - 3.0%
2,626,916	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (B) (Cost $2,626,916)	2,626,916

	TOTAL INVESTMENTS - 100.1% (Cost $72,903,602)	$88,545,047
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(59,093)
	NET ASSETS - 100.0%	$88,485,954

*	Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Small Cap Value Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 79.4%
	AEROSPACE/DEFENSE - 1.6%
42,559	Kaman Corp.	$1,853,654

	APPAREL - 1.6%
41,293	Oxford Industries, Inc.	1,817,305

	AUTO PARTS & EQUIPMENT - 0.5%
15,135	Douglas Dynamics, Inc.	531,541

	BANKS - 10.6%
41,870	Central Pacific Financial Corp.	671,176
43,591	Columbia Banking System, Inc.	1,235,587
129,902	Great Western Bancorp, Inc.	1,787,452
75,353	Heritage Commerce Corp.	565,524
113,857	Hilltop Holdings, Inc.	2,100,662
31,888	International Bancshares Corp.	1,021,054
85,390	Renasant Corp.	2,126,211
77,114	Sandy Spring Bancorp, Inc.	1,910,885
34,900	Trustmark Corp.	855,748
		12,274,299
	BUILDING MATERIALS - 2.0%
45,880	UFP Industries, Inc.	2,271,519

	CHEMICALS - 2.5%
23,468	Innospec, Inc.	1,812,903
40,165	PolyOne Corp.	1,053,528
		2,866,431
	COMMERCIAL SERVICES - 3.0%
26,100	Monro, Inc.	1,433,934
82,091	Repay Holdings Corp. *	2,021,901
		3,455,835
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
16,613	Houlihan Lokey, Inc.	924,347
58,271	Moelis & Co.	1,815,724
		2,740,071
	ELECTRIC - 5.2%
57,534	Avista Corp.	2,093,662
36,263	NorthWestern Corp.	1,977,059
52,140	PNM Resources, Inc.	2,004,262
		6,074,983
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
13,511	Novanta, Inc. *	2,083,190

	ENGINEERING & CONSTRUCTION - 1.9%
54,142	Comfort Systems USA, Inc.	2,206,287

	FOOD - 3.6%
174,221	Hostess Brands, Inc. *	2,128,981
16,115	J & J Snack Foods Corp.	2,048,700
		4,177,681
	GAS - 1.5%
67,648	South Jersey Industries, Inc.	1,690,524

	HEALTHCARE - PRODUCTS - 4.4%
25,664	CONMED Corp.	1,847,551
49,404	Merit Medical Systems, Inc. *	2,255,293
47,351	Patterson Cos, Inc.	1,041,722
		5,144,566
	HEALTHCARE - SERVICES - 1.8%
29,361	Magellan Health, Inc. *	2,142,766

	HOME BUILDERS - 2.7%
70,055	Century Communities, Inc. *	2,147,886
14,672	Installed Building Products, Inc. *	1,009,140
		3,157,026

Schedule of Investments | Small Cap Value Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	HOUSEHOLD PRODUCTS/WARES - 1.8%
63,286	Central Garden & Pet Co. *	$2,138,434

	INSURANCE - 5.7%
61,502	Argo Group International Holdings Ltd.	2,142,115
76,685	BRP Group, Inc. *	1,324,350
48,365	James River Group Holdings Ltd.	2,176,425
23,708	Mercury General Corp.	966,101
		6,608,991
	INTERNET - 1.0%
59,988	1-800-Flowers.com, Inc. *	1,200,960

	MACHINERY - DIVERSIFIED - 3.9%
10,985	Alamo Group, Inc.	1,127,500
66,981	Altra Industrial Motion Corp.	2,134,015
35,852	Columbus McKinnon Corp.	1,199,249
		4,460,764
	MISCELLANEOUS MANUFACTURER - 1.9%
72,840	Federal Signal Corp.	2,165,533

	OFFICE FURNISHINGS - 1.6%
155,623	Knoll, Inc.	1,897,044

	OIL & GAS - 0.7%
69,900	PDC Energy, Inc. *	869,556

	RETAIL - 4.8%
51,820	BJ’s Wholesale Club Holdings, Inc. *	1,931,331
179,402	Bloomin’ Brands, Inc.	1,912,425
21,390	Papa John’s International, Inc.	1,698,580
		5,542,336
	SAVINGS & LOANS - 2.3%
15,631	Berkshire Hills Bancorp, Inc.	172,254
28,500	Provident Financial Services, Inc.	411,825
76,966	Washington Federal, Inc.	2,065,767
		2,649,846
	SEMICONDUCTORS - 3.2%
114,904	Amkor Technology, Inc. *	1,414,468
78,932	Lattice Semiconductor Corp. *	2,240,880
		3,655,348
	SOFTWARE - 1.9%
30,399	Omnicell, Inc. *	2,146,777

	TELECOMMUNICATIONS - 1.8%
167,750	Viavi Solutions, Inc. *	2,137,135

	TEXTILES - 1.7%
11,115	UniFirst Corp.	1,989,029

	TOTAL COMMON STOCK (Cost $96,921,670)	91,949,431

	EXCHANGE TRADED FUND (A) - 10.5%
580,000	Timothy Plan U.S. Small Cap Core ETF (Cost $14,834,080)	12,108,544

	REITs - 8.2%
144,344	Columbia Property Trust, Inc.	1,896,680
87,110	Easterly Government Properties, Inc.	2,013,983
64,377	National Storage Affiliates Trust	1,845,045
42,522	PotlatchDeltic Corp.	1,617,112
17,666	RPT Realty	122,955
173,912	Summit Hotel Properties, Inc.	1,031,298
19,159	Terreno Realty Corp.	1,008,530
	TOTAL REITs (Cost $11,662,028)	9,535,603

Schedule of Investments | Small Cap Value Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.8%
2,107,001	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (B) (Cost $2,107,001)	$2,107,001

	TOTAL INVESTMENTS - 99.9% (Cost $125,524,779)	$115,700,579
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	112,735
	NET ASSETS - 100.0%	$115,813,314

*	Non-income producing securities.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trust.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 71.5%
	AEROSPACE/DEFENSE - 1.9%
23,898	General Dynamics Corp.	$3,571,795

	BANKS - 3.8%
45,316	East West Bancorp, Inc.	1,642,252
88,155	TCF Financial Corp.	2,593,520
75,095	Western Alliance Bancorp	2,843,848
		7,079,620
	CHEMICALS - 2.2%
7,298	Sherwin-Williams Co.	4,217,149

	COMMERCIAL SERVICES - 2.5%
27,122	Equifax, Inc.	4,661,729

	COMPUTERS - 4.0%
15,401	CACI International, Inc. *	3,340,169
112,447	Genpact Ltd.	4,106,565
		7,446,734
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
39,774	Intercontinental Exchange, Inc.	3,643,298

	ELECTRIC - 3.9%
64,757	CMS Energy Corp.	3,783,104
41,385	WEC Energy Group, Inc.	3,627,395
		7,410,499
	ELECTRONICS - 7.3%
43,292	Amphenol Corp. - Class A	4,147,807
24,316	Honeywell International, Inc.	3,515,850
15,034	Hubbell, Inc.	1,884,662
41,990	PerkinElmer, Inc.	4,118,799
		13,667,118
	FOOD - 6.3%
35,640	JM Smucker Co.	3,771,068
57,560	Lamb Weston Holdings, Inc.	3,679,811
24,865	McCormick & Co., Inc.	4,461,030
		11,911,909
	HEALTHCARE - PRODUCTS - 4.8%
40,725	Dentsply Sirona, Inc.	1,794,344
23,610	STERIS PLC	3,622,718
29,479	Zimmer Biomet Holdings, Inc.	3,518,613
		8,935,675
	INSURANCE - 5.7%
38,848	Arthur J. Gallagher & Co.	3,787,292
33,255	Assurant, Inc.	3,434,909
16,942	Everest Re Group Ltd.	3,493,440
		10,715,641
	MACHINERY - DIVERSIFIED - 1.6%
34,530	Curtiss-Wright Corp.	3,082,838

	MEDIA - 4.0%
2,210	Cable One, Inc.	3,922,419
29,725	Liberty Broadband Corp. *	3,684,711
		7,607,130
	MISCELLANEOUS MANUFACTURING - 1.2%
24,701	Eaton Corp. PLC	2,160,844

	OIL & GAS - 1.2%
44,205	EOG Resources, Inc.	2,239,425

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 4.6%
20,954	Dollar General Corp.	$3,991,947
35,258	Tractor Supply Co.	4,646,652
		8,638,599
	SEMICONDUCTORS - 8.0%
74,045	Micron Technology, Inc. *	3,814,798
22,970	Monolithic Power Systems, Inc.	5,443,890
15,120	NVIDIA Corp.	5,744,239
		15,002,927
	SOFTWARE - 4.4%
47,475	Cadence Design Systems, Inc. *	4,555,701
10,890	Tyler Technologies, Inc. *	3,777,523
		8,333,224
	TRANSPORTATION - 2.2%
24,173	Union Pacific Corp.	4,086,929

	TOTAL COMMON STOCK (Cost $115,507,258)	134,413,083

	EXCHANGE TRADED FUNDS (A) - 22.8%
920,000	Timothy Plan High Dividend Stock ETF	20,138,800
920,000	Timothy Plan U.S. Large Cap Core ETF	22,834,400
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	42,973,200

	REITs - 3.9%
22,844	Crown Castle International Corp.	3,822,943
18,648	Public Storage	3,578,365
	TOTAL REITs (Cost $7,173,838)	7,401,308

	MONEY MARKET FUND - 1.9%
3,556,161	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (B) (Cost $3,556,161)	3,556,161

	TOTAL INVESTMENTS - 100.1% (Cost $172,301,657)	$188,343,752
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(200,298)
	NET ASSETS - 100.0%	$188,143,454

*	Non-income producing securities.

ETF - Exchange Traded Funds.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Affiliated Funds.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Fixed Income Fund
As of June 30, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.5%
	CORPORATE BONDS - 25.6%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,038,978
1,000,000	American Electric Power	3.200	11/13/2027	1,099,367
500,000	Analog Devices, Inc.	3.900	12/15/2025	570,007
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,068,000
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	1,084,967
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,125,203
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,137,137
1,000,000	CSX Corp.	3.250	6/1/2027	1,119,111
500,000	Digital Realty Trust LP	3.700	8/15/2027	570,754
500,000	Dollar General Corp.	4.125	5/1/2028	585,561
865,000	Dominion Energy, Inc.	2.579	7/1/2020	865,000
750,000	Eaton Corp.	2.750	11/2/2022	789,223
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	980,051
855,000	European Investment Bank	2.375	6/15/2022	890,692
880,000	Healthpeak Properties, Inc.	3.500	7/15/2029	959,863
880,211	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,117,104
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,037,947
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	897,192
800,000	LYB International Finance BV	4.000	7/15/2023	868,231
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	915,987
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,698,844
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,128,841
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	1,068,595
870,000	Province of Ontario Canada	2.500	4/27/2026	952,108
865,000	Province of Quebec Canada	2.375	1/31/2022	891,947
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	749,346
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,228,677
830,000	WEC Energy Group, Inc.	3.550	6/15/2025	925,456
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,063,405
	TOTAL CORPORATE BONDS (Cost $26,374,733)			28,427,594

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.9%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 24.0%
237,390	GNMA Pool G2 4520	5.000	8/20/2039	268,082
305,669	GNMA Pool G2 4947	5.000	2/20/2041	344,890
980,353	GNMA Pool G2 BN2662	3.000	10/20/2049	1,041,686
757,594	GNMA Pool G2 MA3376	3.500	1/20/2046	811,544
536,608	GNMA Pool G2 MA3596	3.000	4/20/2046	571,497
1,346,985	GNMA Pool G2 MA3663	3.500	5/20/2046	1,443,950
496,013	GNMA Pool G2 MA3736	3.500	6/20/2046	531,036
812,156	GNMA Pool G2 MA4004	3.500	10/20/2046	870,716
579,514	GNMA Pool G2 MA4509	3.000	6/20/2047	615,693
780,260	GNMA Pool G2 MA4652	3.500	8/20/2047	831,174
1,004,687	GNMA Pool G2 MA4719	3.500	9/20/2047	1,069,820
1,018,115	GNMA Pool G2 MA4778	3.500	10/20/2047	1,083,614
798,159	GNMA Pool G2 MA4901	4.000	12/20/2047	855,491
727,059	GNMA Pool G2 MA4963	4.000	1/20/2048	779,751
849,906	GNMA Pool G2 MA6092	4.500	8/20/2049	908,114
992,608	GNMA Pool G2 MA6156	4.500	9/20/2049	1,060,242
977,439	GNMA Pool G2 MA6221	4.500	10/20/2049	1,044,069
1,523,774	GNMA Pool G2 MA6338	3.000	12/20/2049	1,617,745
1,428,609	GNMA Pool G2 MA6476	4.000	2/20/2050	1,516,818
1,023,397	GNMA Pool G2 MA6477	4.500	2/20/2050	1,094,454
1,427,827	GNMA Pool G2 MA6478	5.000	2/20/2050	1,555,930
1,532,685	GNMA Pool G2 MA6544	4.500	3/20/2050	1,639,024
1,124,072	GNMA Pool G2 MA6545	5.000	3/20/2050	1,226,256
1,024,868	GNMA Pool G2 MA6600	3.500	4/20/2050	1,088,602
955,990	GNMA Pool G2 MA6601	4.000	4/20/2050	1,019,368
999,890	GNMA Pool G2 MA6603	5.000	4/20/2050	1,090,814
36,273	GNMA Pool GN 723248	5.000	10/15/2039	41,557
474,775	GNMA Pool GN 783060	4.000	8/15/2040	516,497
203,854	GNMA Pool GN 783403	3.500	9/15/2041	217,886
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $26,256,213)			26,756,320

Schedule of Investments | Fixed Income Fund
As of June 30, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 47.9%
$4,280,000	United States Treasury Note	3.125	5/15/2021	$4,389,759
7,290,000	United States Treasury Note	2.125	6/30/2022	7,576,047
7,645,000	United States Treasury Note	2.250	11/15/2024	8,313,041
11,790,000	United States Treasury Note	2.000	8/15/2025	12,801,591
8,260,000	United States Treasury Note	1.625	2/15/2026	8,838,039
3,135,000	United States Treasury Note	1.500	2/15/2030	3,389,596
4,540,000	United States Treasury Note	4.500	2/15/2036	6,952,407
715,000	United States Treasury Note	3.000	2/15/2049	987,440
	TOTAL GOVERNMENT NOTES & BONDS (Cost $49,795,994)			53,247,920

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $76,052,207)			80,004,240

	TOTAL BONDS AND NOTES (Cost $102,426,940)			108,431,834

Shares
	MONEY MARKET FUND - 2.0%
2,252,820	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (A) (Cost $2,252,820)	2,252,820

	TOTAL INVESTMENTS - 99.5% (Cost $104,679,760)	$110,684,654
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%	587,035
	NET ASSETS - 100.0%	$111,271,689

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | High Yield Bond Fund
As of June 30, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.9%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$412,042
1,000,000	Adient US LLC (A)	7.000	5/15/2026	1,036,635
1,055,000	Alliance Data Systems Corp. (A)	4.750	12/15/2024	952,797
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	677,500
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,022,500
500,000	Ashtead Capital, Inc. (A)	4.000	5/1/2028	498,750
1,000,000	Ashton Woods Finance Co. (A)	6.750	8/1/2025	986,145
500,000	Ashton Woods Finance Co. (A)	6.625	1/15/2028	492,500
500,000	Axalta Coating Systems LLC (A)	4.750	6/15/2027	503,850
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	235,685
1,000,000	Beazer Homes USA, Inc.	5.875	10/15/2027	958,155
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	516,970
500,000	BWX Technologies, Inc. (A)	4.125	6/30/2028	500,625
500,000	Cascades, Inc. (A)	5.125	1/15/2026	509,062
330,000	Cemex Finance LLC (A)	6.000	4/1/2024	327,627
1,988,000	Chemours Co.	6.625	5/15/2023	1,913,659
500,000	Chemours Co.	5.375	5/15/2027	453,422
580,000	Clarios Global LP (A)	6.250	5/15/2026	600,689
1,080,000	Clarios Global LP (A)	8.500	5/15/2027	1,088,073
1,000,000	CommScope, Inc. (A)	8.250	3/1/2027	1,029,460
750,000	CommScope, Inc. (A)	7.125	7/1/2028	751,950
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	1,051,690
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	216,721
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	836,845
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	352,147
500,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	364,415
1,000,000	Diversified Healthcare Trust	9.750	6/15/2025	1,075,625
500,000	DPL, Inc. (A)	4.125	7/1/2025	501,390
1,000,000	Edgewell Personal Care Co.	4.700	5/24/2022	1,038,135
250,000	Edgewell Personal Care Co. (A)	5.500	6/1/2028	257,344
1,000,000	Endeavor Energy Resources LP (A)	5.750	1/30/2028	962,315
250,000	Energizer Holdings, Inc. (A)	6.375	7/15/2026	259,117
500,000	Freedom Mortgage Corp. (A)	10.750	4/1/2024	517,032
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	111,969
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	993,115
500,000	Genesis Energy LP	7.750	2/1/2028	445,470
294,000	Geo Group, Inc.	5.875	1/15/2022	275,923
1,750,000	Geo Group, Inc.	5.125	4/1/2023	1,519,219
60,000	GFL Environmental, Inc. (A)	7.000	6/1/2026	62,314
400,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	435,926
1,000,000	Global Partners LP	7.000	8/1/2027	927,935
1,075,000	Greif, Inc. (A)	6.500	3/1/2027	1,096,699
250,000	Icahn Enterprises Finance Corp.	4.750	9/15/2024	235,441
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	1,003,040
500,000	Itron, Inc. (A)	5.000	1/15/2026	499,905
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	235,625
1,500,000	Koppers, Inc. (A)	6.000	2/15/2025	1,463,415
750,000	Ladder Capital Finance Corp. (A)	4.250	2/1/2027	601,875
750,000	LifePoint Health, Inc. (A)	4.375	2/15/2027	710,625
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	475,000
300,000	MEDNAX, Inc. (A)	6.250	1/15/2027	301,036
1,000,000	Michaels Stores, Inc. (A)	8.000	7/15/2027	871,690
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	1,008,760
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,040,405
1,000,000	MSCI, Inc. (A)	4.000	11/15/2029	1,021,690
1,000,000	MTS Systems Corp. (A)	5.750	8/15/2027	921,060
1,000,000	Nationstar Mortgage Holdings, Inc. (A)	9.125	7/15/2026	1,058,435
500,000	Nationstar Mortgage Holdings, Inc. (A)	6.000	1/15/2027	475,860
1,000,000	Navient Corp.	5.000	3/15/2027	842,195
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,493,017
1,500,000	NGL Energy Partners LP	6.125	3/1/2025	1,137,967
1,000,000	NuStar Logistics LP	5.625	4/28/2027	967,315
1,000,000	Olin Corp.	5.625	8/1/2029	921,275
1,000,000	Parsley Finance Corp. (A)	4.125	2/15/2028	907,500
500,000	PBF Holding Co. LLC (A)	9.250	5/15/2025	534,688
1,500,000	PBF Holding Co. LLC (A)	6.000	2/15/2028	1,248,750
1,000,000	PetSmart, Inc. (A)	7.125	3/15/2023	987,840

Schedule of Investments | High Yield Bond Fund
As of June 30, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.9% (Cont.)
$1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	$1,459,687
390,000	Qorvo, Inc. (A)	4.375	10/15/2029	400,062
500,000	Qualitytech LP (A)	4.750	11/15/2025	512,078
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,009,015
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	781,733
500,000	Scotts Miracle-Gro Co.	4.500	10/15/2029	515,953
250,000	Service Corp. International	5.125	6/1/2029	269,423
1,250,000	Service Properties Trust	7.500	9/15/2025	1,318,274
750,000	Signature Aviation US Holdings, Inc. (A)	5.375	5/1/2026	752,704
1,000,000	Signature Aviation US Holdings, Inc. (A)	4.000	3/1/2028	905,440
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,015,405
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	993,560
1,250,000	Targa Resources Partners LP (A)	5.500	3/1/2030	1,208,200
500,000	Teleflex, Inc.	4.875	6/1/2026	516,780
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	381,592
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	995,620
125,000	Tenet Healthcare Corp. (A)	4.625	6/15/2028	122,088
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	772,991
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	995,525
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	770,858
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,245,506
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,436,093
325,000	Weekley Finance Corp.	6.000	2/1/2023	323,747
500,000	Weekley Finance Corp.	6.625	8/15/2025	505,573
1,750,000	Welbilt, Inc.	9.500	2/15/2024	1,680,000
	TOTAL CORPORATE BONDS (Cost $72,445,370)			70,621,758

	CONVERTIBLE BONDS - 2.1%
	PIPELINES - 1.5%
1,779,000	Cheniere Energy, Inc.	4.250	3/15/2045	1,151,611

	REITs - 0.6%
500,000	Arbor Realty Trust, Inc. (A)	4.750	11/1/2022	457,408

	TOTAL CONVERTIBLE BONDS (Cost $1,705,621)			1,609,019

Shares
	MONEY MARKET FUND - 3.2%
2,468,425	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (C) (Cost $2,468,425)			2,468,425

	TOTAL INVESTMENTS - 98.2% (Cost $76,619,416)			$74,699,202
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.8%			1,369,428
	NET ASSETS - 100.0%			$76,068,630

LIBOR - London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of June 30, 2020 is 0.30%.

LLC - Limited Liability Company.

LP - Limited Partnership.

REITs - Real Estate Investment Trust.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $46,936,213 and represent 61.7% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at June 30, 2020.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Israel Common Values Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 4.0%
19,801	Elbit Systems Ltd.	$2,713,727

	AGRICULTURE - 0.0% **
900	Mehadrin Ltd. *	30,429

	APPAREL - 0.4%
24,063	Delta Galil Industries Ltd.	275,675

	BANKS - 18.6%
103,500	Bank Hapoalim BM (ADR)	2,954,925
539,000	Bank Leumi Le-Israel BM	2,695,818
58,300	First International Bank Of Israel Ltd.	1,231,376
654,000	Israel Discount Bank Ltd.	1,984,137
105,000	Mizrahi Tefahot Bank Ltd.	1,960,473
415,685	Tel Aviv Stock Exchange Ltd.	1,862,863
		12,689,592
	BIOTECHNOLOGY - 0.2%
11,000	Compugen Ltd. *	165,220

	BUILDING MATERIALS - 0.9%
178,000	Inrom Construction Industries Ltd.	583,741

	CHEMICALS - 3.8%
277,902	ICL Group Ltd.	847,601
14,257	International Flavors & Fragrances, Inc.	1,739,194
		2,586,795
	COMPUTERS - 6.7%
20,200	CyberArk Software Ltd. *	2,005,254
4,900	Kornit Digital Ltd. *	261,562
56,210	Matrix IT Ltd.	1,193,566
12,500	Varonis Systems, Inc. *	1,106,000
		4,566,382
	ELECTRIC - 2.5%
7,000	Kenon Holdings Ltd.	138,141
24,700	Ormat Technologies, Inc.	1,568,226
		1,706,367
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
300,000	Enlight Renewable Energy Ltd. *	455,077

	ELECTRONICS - 0.9%
36,396	Ituran Location and Control Ltd.	583,064

	ENERGY-ALTERNATE SOURCES - 1.2%
216,360	Energix-Renewable Energies Ltd. *	808,938

	FOOD - 7.0%
23,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,313,414
210,000	Shufersal Ltd.	1,370,693
54,500	Strauss Group Ltd.	1,510,621
27,315	Victory Supermarket Chain Ltd.	556,884
		4,751,612
	HEALTHCARE - SERVICES - 2.5%
14,769	Danel Adir Yeoshua Ltd.	1,378,773
170,000	Mediterranean Towers Ltd. *	357,590
		1,736,363
	HOLDING COMPANIES - DIVERSIFIED - 2.2%
45,000	Elco Ltd.	1,480,952

	HOME BUILDERS - 1.4%
1,800	Bayside Land Corp.	934,547

Schedule of Investments | Israel Common Values Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 3.3%
184,000	Harel Insurance Investments & Financial Services Ltd.	$994,178
1,230,000	Migdal Insurance & Financial Holding Ltd.	636,866
167,400	Phoenix Holdings Ltd. *	619,113
		2,250,157
	LEISURE TIME - 2.1%
126,585	Maytronics Ltd.	1,433,749

	OIL & NATURAL GAS - 3.2%
62,968	Energean Oil & Gas PLC *	478,490
5,600	Israel Corp. Ltd. *	458,394
1,995,000	Oil Refineries Ltd.	368,340
8,000	Paz Oil Co. Ltd.	635,664
1,012,500	Ratio Oil Exploration 1992 LP *	244,864
		2,185,752
	PHARMACEUTICALS - 1.7%
1,575,013	Novolog Ltd.	1,170,469

	REAL ESTATE - 7.8%
105,000	Alony Hetz Properties & Investments Ltd.	1,041,520
176,000	Amot Investments Ltd.	797,885
31,000	Azrieli Group Ltd.	1,403,574
91,000	Gazit-Globe Ltd.	428,845
12,579	Melisron Ltd.	470,694
643,430	Mivne Real Estate KD Ltd. *	1,160,087
		5,302,605
	RETAIL - 2.3%
32,300	Tadiran Holdings Ltd.	1,585,625

	SEMICONDUCTORS - 5.6%
48,000	Nova Measuring Instruments Ltd. *	2,313,120
1	Tower Semiconductor Ltd. *	12
78,923	Tower Semiconductor Ltd. *	1,506,640
		3,819,772
	SOFTWARE - 7.4%
33,435	Hilan Ltd. *	1,345,727
78,783	Magic Software Enterprises Ltd.	890,248
4,400	One Software Technologies Ltd.	314,145
45,300	Sapiens International Corp. NV	1,267,494
27,000	Verint Systems, Inc. *	1,219,860
		5,037,474
	TELECOMMUNICATIONS - 7.8%
17,800	AudioCodes Ltd.	565,862
25,000	Nice Ltd. (ADR) *	4,731,000
		5,296,862
	TEXTILES - 1.2%
21,392	Fox Wizel Ltd.	784,364

	TOTAL COMMON STOCK (Cost $52,802,370)	64,935,310

	REITs - 1.4%
259,000	Reit 1 Ltd. * (Cost $1,322,540)	945,914

	MONEY MARKET FUND - 3.3%
2,244,143	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (A) (Cost $2,244,143)	2,244,143

Schedule of Investments | Israel Common Values Fund
As of June 30, 2020 (Unaudited) (Continued)

Fair Value

TOTAL INVESTMENTS - 100.1% (Cost $56,369,053)	$68,125,367
OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(80,116)
NET ASSETS - 100.0%	$68,045,251

*	Non-income producing securities.

**	Amount is less than 0.05%.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Diversification of Assets
Country	% of Net Assets
Israel	87.6%
United States	8.3%
United Kingdom	0.7%
Singapore	0.2%
Iceland	0.0	% **
Total	96.8%
Money Market Fund	3.3%
Other Assets Less Liabilities - Net	(0.1)%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 20.0%
	AGRICULTURE - 0.3%
1,933	Bunge Ltd.	$79,504
948	Darling Ingredients, Inc. *	23,340
743	Fresh Del Monte Produce, Inc.	18,293
		121,137
	BIOTECHNOLOGY - 0.6%
7,711	Corteva, Inc.	206,578

	CHEMICALS - 1.3%
4,396	CF Industries Holdings, Inc.	123,703
1,284	FMC Corp.	127,912
2,979	Mosaic Co.	37,267
3,255	Nutrien Ltd	104,486
1,463	Sasol Ltd. (ADR) *	11,280
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)	47,109
		451,757
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
1,300	GS Yuasa Corp	22,967
259	Varta AG *	29,061
		52,028
	ENERGY - ALTERNATIVE SOURCES - 0.6%
2,772	Ballard Power Systems, Inc. *	42,689
1,074	Canadian Solar, Inc. *	20,696
1,132	Enphase Energy, Inc. *	53,849
709	First Solar, Inc. *	35,096
778	Renewable Energy Group, Inc. *	19,279
260	SolarEdge Technologies, Inc. *	36,083
		207,692
	ENVIRONMENTAL CONTROL - 0.2%
1,351	Evoqua Water Technologies Corp. *	25,129
1,043	Harsco Corp. *	14,091
700	Kurita Water Industries Ltd.	19,407
95	Pentair PLC	3,609
		62,236
	FOOD - 0.7%
5,133	BRF SA (ADR) *	20,378
545	Cal-Maine Foods, Inc. *	24,242
815	Ingredion, Inc.	67,645
1,100	Maple Leaf Foods, Inc.	23,026
800	Maruha Nichiro Corp.	16,366
200	Megmilk Snow Brand Co. Ltd.	4,653
600	Morinaga Milk Industry Co. Ltd.	26,639
4,700	Nippon Suisan Kaisha Ltd.	20,388
1,279	Pilgrim’s Pride Corp. *	21,602
255	Sanderson Farms, Inc.	29,552
		254,491
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.	11,287

	HEALTHCARE - SERVICES - 0.4%
48,754	Brookdale Senior Living, Inc. *	143,824

	IRON/STEEL - 1.0%
365	Allegheny Technologies, Inc. *	3,719
3,413	ArcelorMittal (ADR) *	36,621
10,906	Cleveland-Cliffs, Inc.	60,201
5,293	Gerdau SA (ADR)	15,667
2,300	Hitachi Metals Ltd.	27,352
3,100	Kobe Steel Ltd. *	10,632
2,000	Nippon Steel & Sumitomo Metal Corp.	18,789
3,204	Steel Dynamics, Inc.	83,592
841	Ternium SA (ADR) *	12,758
4,228	United States Steel Corp.	30,526
6,686	Vale SA (ADR)	68,933
		368,790

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - DIVERSIFIED - 1.2%
1,442	AGCO Corp.	$79,973
4,046	CNH Industrial NV *	28,443
1,268	Deere & Co.	199,266
8,600	Kubota Corp.	128,181
		435,863
	METAL FABRICATE/HARDWARE - 0.0% **
942	Tenaris SA (ADR)	12,180

	MINING - 4.8%
1,020	Agnico Eagle Mines Ltd.	65,341
2,780	Alamos Gold, Inc.	26,076
3,064	Anglo American PLC	70,773
761	AngloGold Ashanti Ltd. (ADR)	22,442
1,391	Antofagasta PLC	16,115
5,479	BHP Group Ltd. (ADR)	272,471
234	BHP Group PLC (ADR)	9,629
2,352	Cameco Corp.	24,108
3,247	Cia De Minas Buenaventura (ADR)	29,678
817	Compass Minerals International, Inc.	39,829
145	Eramet *	5,198
137	First Majestic Silver Corp. *	1,363
191	Franco-Nevada Corp.	26,671
34,714	Glencore PLC	73,441
7,021	Gold Fields Ltd. (ADR)	65,997
5,729	IAMGOLD Corp. *	22,630
1,412	KAZ Minerals PLC	8,723
6,656	Kinross Gold Corp. *	48,056
1,902	Kirkland Lake Gold Ltd.	78,063
4,347	Livent Corp. *	26,778
1,800	Lundin Mining Corp.	9,621
1,863	MMC Norilsk Nickel PJSC (ADR)	48,792
212	Newmont Corp.	13,089
1,527	Pan American Silver Corp.	46,406
3,600	Pretium Resources, Inc. *	30,240
5,447	Rio Tinto PLC (ADR)	306,012
213	Royal Gold, Inc.	26,480
1,615	Southern Copper Corp.	64,229
2,125	SSR Mining, Inc. *	45,326
4,100	Sumitomo Metal Mining Co. Ltd.	114,352
7,443	Teck Resources Ltd.	77,709
1,249	Vedanta Ltd. (ADR)	7,007
		1,722,645
	OIL & GAS - 7.1%
4,981	Apache Corp.	67,244
21,100	ARC Resources Ltd	70,643
3,554	Cabot Oil & Gas Corp.	61,058
4,856	Canadian Natural Resources Ltd.	84,640
17,966	Cenovus Energy, Inc.	83,762
1,242	Cimarex Energy Co.	34,143
4,818	CNX Resources Corp. *	41,676
1,432	Concho Resources, Inc.	73,748
5,124	ConocoPhillips	215,310
6,184	Continental Resources, Inc.	108,406
23,100	Crescent Point Energy Corp.	37,313
4,686	Devon Energy Corp.	53,139
1,466	Diamondback Energy, Inc.	61,308
1,026	Ecopetrol SA (ADR)	11,419
819	Eni SpA (ADR)	15,782
3,693	EOG Resources, Inc.	187,087
127	EQT Corp.	1,511
8,014	Equinor ASA (ADR)	116,043
4,008	Helmerich & Payne, Inc.	78,196
463	Hess Corp.	23,988
3,600	Husky Energy, Inc.	11,789

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 7.1% (Continued)
10,200	Inpex Corp.	$63,052
2,814	Lukoil PJSC (ADR)	208,968
19,448	Marathon Oil Corp.	119,022
2,235	Murphy Oil Corp.	30,843
21	Noble Energy, Inc.	188
306	Novatek OJSC (GDR)	43,513
197	Occidental Petroleum Corp.	3,605
6,734	Ovintiv, Inc.	64,310
2,800	Parex Resources, Inc. *	33,633
8,998	Parsley Energy, Inc.	96,099
5,469	PDC Energy, Inc. *	68,034
3,018	Petroleo Brasileiro SA (ADR)	24,959
1,706	Pioneer Natural Resources Co.	166,676
3,059	PrairieSky Royalty Ltd.	19,270
8,242	Rosneft Oil Company (GDR)	41,441
5,800	Suncor Energy, Inc.	97,476
3,831	Surgutneftegas PJSC (ADR)	20,458
1,500	Tourmaline Oil Corp.	13,073
4,166	WPX Energy, Inc. *	26,579
504	YPF SA (ADR)	2,898
		2,582,302
	OIL & GAS SERVICES - 0.9%
3,554	Baker Hughes, Inc.	54,696
12,798	CGG SA *	13,997
463	Dril-Quip, Inc. *	13,793
6,325	Halliburton Co.	82,099
409	National Oilwell Varco, Inc.	5,010
7,153	Schlumberger Ltd.	131,544
733	TechnipFMC PLC (France)	5,043
1,311	TechnipFMC PLC	8,967
		315,149
	TELECOMMUNICATIONS - 0.4%
7,020	Switch, Inc.	125,096

	WATER - 0.4%
7	American States Water Co.	550
31	American Water Works Co., Inc.	3,988
437	California Water Service Group	20,845
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	59,613
188	Essential Utilities, Inc.	7,941
1,154	Severn Trent PLC	35,348
4	SJW Group	248
1,944	United Utilities Group PLC	21,863
73	Veolia Environnement SA	1,641
		152,037

	TOTAL COMMON STOCK (Cost $8,137,594)	7,225,092

	REITs - 17.5%
1,954	Alexandria Real Estate Equities, Inc.	317,036
800	American Tower Corp.	206,832
2,025	Americold Realty Trust	73,508
1,496	AvalonBay Communities, Inc.	231,341
1,078	Boston Properties, Inc.	97,430
1,668	Camden Property Trust	152,155
2,583	Cousins Properties, Inc.	77,051
6,192	Duke Realty Corp.	219,135
807	Equinix, Inc.	566,756
3,033	Equity Lifestyle Properties, Inc.	189,502
3,244	Equity Residential	190,812
1,057	Essex Property Trust, Inc.	242,233
429	Federal Realty Investment Trust	36,555
4,153	Four Corners Property Trust, Inc.	101,333
8,044	Healthpeak Properties, Inc.	221,693

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2020 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 17.5% (Continued)
4,155	Hudson Pacific Properties, Inc.	$104,540
10,116	Invitation Homes, Inc.	278,493
2,892	Kilroy Realty Corp.	169,760
1,622	Life Storage, Inc.	154,009
2,307	Mid-America Apartment Communities, Inc.	264,544
998	PotlatchDeltic Corp.	37,954
7,716	Prologis, Inc.	720,134
475	PS Business Parks, Inc.	62,890
664	Public Storage	127,415
2,622	QTS Realty Trust, Inc.	168,044
690	Rayonier, Inc.	17,105
2,270	Realty Income Corp.	135,065
1,120	Regency Centers Corp.	51,397
845	Ryman Hospitality Properties, Inc.	29,237
4,266	Sabra Health Care REIT, Inc.	61,558
589	SBA Communications Corp.	175,475
1,193	Simon Property Group, Inc.	81,577
1,859	Sun Communities, Inc.	252,229
1,800	Terreno Realty Corp.	94,752
6,431	UDR, Inc.	240,391
2,940	Welltower, Inc.	152,145
1,726	Weyerhaeuser Co.	38,766
	TOTAL REITS (Cost $6,377,188)	6,340,852

Principal		Coupon Rate %	Maturity
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.0%
$919,513	TIPS	0.125	4/15/2021	923,886
1,154,404	TIPS	0.125	4/15/2022	1,171,286
1,236,173	TIPS	0.625	1/15/2024	1,302,109
1,169,755	TIPS	2.375	1/15/2025	1,346,214
865,493	TIPS	2.000	1/15/2026	1,006,074
578,469	TIPS	2.375	1/15/2027	702,543
1,028,017	TIPS	1.750	1/15/2028	1,226,698
728,444	TIPS	2.500	1/15/2029	934,002
1,030,278	TIPS	2.125	2/15/2041	1,538,571
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $9,450,649)			10,151,383

Ounces
ALTERNATIVE INVESTMENTS - 30.2%
6,143	Gold Bars * (Cost $7,240,875)	10,939,777

Shares
	MONEY MARKET FUND - 4.2%
1,524,153	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (A) (Cost $1,524,153)	1,524,153

	TOTAL INVESTMENTS - 99.9% (Cost $32,730,459)	$36,181,257
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	25,759
	NET ASSETS - 100.0%	$36,207,016

*	Non-income producing securities/investments.

**	Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Strategic Growth Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 55.9%
153,533	Timothy Plan High Dividend Stock ETF	$3,360,837
345,861	Timothy Plan International ETF	7,835,170
227,469	Timothy Plan U.S. Large Cap Core ETF	5,645,781
110,031	Timothy Plan U.S. Small Cap Core ETF	2,297,095
	TOTAL EXCHANGE TRADED FUNDS (Cost $20,364,841)	19,138,883

	MUTUAL FUNDS - 40.8% (B)
213,253	Timothy Plan Defensive Strategies Fund	2,435,351
662,858	Timothy Plan Fixed Income Fund	7,172,119
214,182	Timothy Plan High Yield Bond Fund	1,919,075
261,052	Timothy Plan International Fund	2,433,002
	TOTAL MUTUAL FUNDS (Cost $13,500,190)	13,959,547

	MONEY MARKET FUND - 3.4%
1,177,686	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (C) (Cost $1,177,686)	1,177,686

	TOTAL INVESTMENTS - 100.1% (Cost $35,042,717)	$34,276,116
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(30,530)
	NET ASSETS - 100.0%	$34,245,586

ETF - Exchange Traded Funds.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Conservative Growth Fund
As of June 30, 2020 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 40.4%
149,262	Timothy Plan High Dividend Stock ETF	$3,267,345
274,244	Timothy Plan International ETF	6,212,751
247,821	Timothy Plan US Large Cap Core ETF	6,150,917
108,523	Timothy Plan US Small Cap Core ETF	2,265,613
	TOTAL EXCHANGE FUNDS (Cost $18,756,576)	17,896,626

	MUTUAL FUNDS - 56.0% (B)
234,911	Timothy Plan Defensive Strategies Fund	2,682,678
1,631,836	Timothy Plan Fixed Income Fund	17,656,469
274,143	Timothy Plan High Yield Bond Fund	2,456,321
219,422	Timothy Plan International Fund	2,045,010
	TOTAL MUTUAL FUNDS (Cost $23,883,876)	24,840,478

	MONEY MARKET FUND - 3.7%
1,622,183	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (C) (Cost $1,622,183)	1,622,183

	TOTAL INVESTMENTS - 100.1% (Cost $44,262,635)	$44,359,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(30,908)
	NET ASSETS - 100.0%	$44,328,379

ETF - Exchange Traded Funds.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2020.

Schedule of Investments | Growth & Income Fund
As of June 30, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 40.3%
	CORPORATE BONDS - 19.7%
$160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$166,161
160,000	American Electric Power	3.200	11/13/2027	175,786
160,000	Aptiv Corp.	4.150	3/15/2024	170,687
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	173,382
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	179,778
160,000	CSX Corp.	3.250	6/1/2027	178,787
80,000	Digital Realty Trust LP	3.700	8/15/2027	91,265
80,000	Dollar General Corp.	4.125	5/1/2028	93,566
120,000	Dominion Energy, Inc.	2.579	7/1/2020	120,000
120,000	Eaton Corp.	2.750	11/2/2022	126,218
120,000	European Investment Bank	2.375	6/15/2022	124,950
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	130,691
120,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	124,406
130,000	LYB International Finance BV	4.000	7/15/2023	140,925
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	128,412
240,000	NiSource Finance Corp.	3.490	5/15/2027	271,409
160,000	Nutrien Ltd.	4.000	12/15/2026	180,364
160,000	Phillips 66 Partners LP	3.605	2/15/2025	170,767
120,000	Province of Ontario Canada	2.500	4/27/2026	131,111
120,000	Province of Quebec Canada	2.375	1/31/2022	123,681
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	117,697
190,000	Ventas Capital Corp.	3.250	8/15/2022	194,470
115,000	WEC Energy Group, Inc.	3.550	6/15/2025	128,086
	TOTAL CORPORATE BONDS (Cost $3,217,827)			3,442,599

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.6%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 12.0%
68,625	GNMA Pool G2 BN2662	3.000	10/20/2049	72,875
134,772	GNMA Pool G2 MA3376	3.500	1/20/2046	144,285
111,596	GNMA Pool G2 MA3596	3.000	4/20/2046	118,781
89,799	GNMA Pool G2 MA3663	3.500	5/20/2046	96,207
119,419	GNMA Pool G2 MA3736	3.500	6/20/2046	127,777
41,076	GNMA Pool G2 MA4509	3.000	6/20/2047	43,615
129,529	GNMA Pool G2 MA4652	3.500	8/20/2047	137,900
127,869	GNMA Pool G2 MA4719	3.500	9/20/2047	136,079
116,725	GNMA Pool G2 MA6092	4.500	8/20/2049	124,647
97,671	GNMA Pool G2 MA6156	4.500	9/20/2049	104,265
112,949	GNMA Pool G2 MA6221	4.500	10/20/2049	120,577
132,289	GNMA Pool G2 MA6338	3.000	12/20/2049	140,365
102,742	GNMA Pool G2 MA6476	4.000	2/20/2050	109,022
92,275	GNMA Pool G2 MA6478	5.000	2/20/2050	100,467
118,659	GNMA Pool G2 MA6544	4.500	3/20/2050	126,818
79,230	GNMA Pool G2 MA6545	5.000	3/20/2050	86,358
79,601	GNMA Pool G2 MA6600	3.500	4/20/2050	84,502
79,666	GNMA Pool G2 MA6601	4.000	4/20/2050	84,897
119,390	GNMA Pool G2 MA6603	5.000	4/20/2050	130,135
5,851	GNMA Pool GN 723248	5.000	10/15/2039	6,697
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,051,492)			2,096,269

Schedule of Investments | Growth & Income Fund
As of June 30, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 8.6%
$85,000	United States Treasury Note	2.125	6/30/2022	$88,320
90,000	United States Treasury Note	2.250	11/15/2024	97,843
210,000	United States Treasury Note	2.000	8/15/2025	227,965
300,000	United States Treasury Note	1.625	2/15/2026	320,930
175,000	United States Treasury Note	1.500	2/15/2030	189,178
300,000	United States Treasury Note	4.500	2/15/2036	459,235
85,000	United States Treasury Note	3.000	2/15/2049	117,353
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $1,362,210)			1,500,824

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,413,702)			3,597,093

	TOTAL BONDS & NOTES (Cost $6,631,529)			7,039,692

Shares
	EXCHANGE TRADED FUND (A) - 58.7%
468,000	Timothy Plan High Dividend Stock ETF (Cost $11,515,011)			10,244,520

	MONEY MARKET FUND - 0.9%
151,529	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (B) (Cost $151,529)			151,529

	TOTAL INVESTMENTS - 99.9% (Cost $18,298,069)			$17,435,741
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			22,192
	NET ASSETS - 100.0%			$17,457,933

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

LP - Limited Partnership.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2020.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2020 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2020 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2020:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$27,014,959	$—	$—	$27,014,959
REITs	902,277	—	—	902,277
Money Market Fund	986,752	—	—	986,752
Total	$28,903,988	$—	$—	$28,903,988

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$78,991,656	$—	$—	$78,991,656
Money Market Fund	3,366,191	—	—	3,366,191
Total	$82,357,847	$—	$—	$82,357,847

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$68,047,731	$—	$—	$68,047,731
Exchange Traded Fund	17,870,400	—	—	17,870,400
Money Market Fund	2,626,916	—	—	2,626,916
Total	$88,545,047	$—	$—	$88,545,047

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$91,949,431	$—	$—	$91,949,431
Exchange Traded Fund	12,108,544	—	—	12,108,544
REITs	9,535,603	—	—	9,535,603
Money Market Fund	2,107,001	—	—	2,107,001
Total	$115,700,579	$—	$—	$115,700,579

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June 30, 2020 (Unaudited) (Continued)

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$134,413,083	$—	$—	$134,413,083
Exchange Traded Funds	42,973,200	—	—	42,973,200
REITs	7,401,308	—	—	7,401,308
Money Market Fund	3,556,161	—	—	3,556,161
Total	$188,343,752	$—	$—	$188,343,752

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,427,594	$—	$28,427,594
Government Mortage-Backed Securities	—	26,756,320	—	26,756,320
Government Notes & Bonds	—	53,247,920	—	53,247,920
Money Market Fund	2,252,820	—	—	2,252,820
Total	$2,252,820	$108,431,834	$—	$110,684,654

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$70,621,758	$—	$70,621,758
Convertible Bonds	—	1,609,019	—	1,609,019
Money Market Fund	2,468,425	—	—	2,468,425
Total	$2,468,425	$72,230,777	$—	$74,699,202

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,935,310	$—	$—	$64,935,310
REITs	945,914	—	—	945,914
Money Market Fund	2,244,143	—	—	2,244,143
Total	$68,125,367	$—	$—	$68,125,367

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,225,092	$—	$—	$7,225,092
REITs	6,340,852	—	—	6,340,852
Treasury Inflation Protected Securities (TIPS)	—	10,151,383	—	10,151,383
Alternative Investments *	10,939,777	—	—	10,939,777
Money Market Fund	1,524,153	—	—	1,524,153
Total	$26,029,874	$10,151,383	$—	$36,181,257

*	Reflects the fund’s investment in gold.

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,138,883	$—	$—	$19,138,883
Mutual Funds	13,959,547	—	—	13,959,547
Money Market Fund	1,177,686	—	—	1,177,686
Total	$34,276,116	$—	$—	$34,276,116

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2020 (Unaudited) (Continued)

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,896,626	$—	$—	$17,896,626
Mutual Funds	24,840,478	—	—	24,840,478
Money Market Fund	1,622,183	—	—	1,622,183
Total	$44,359,287	$—	$—	$44,359,287

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,442,599	$—	$3,442,599
Government Mortage-Backed Securities	—	2,096,269	—	2,096,269
Government Notes & Bonds	—	1,500,824	—	1,500,824
Exchange Traded Fund	10,244,520	—	—	10,244,520
Money Market Fund	151,529	—	—	151,529
Total	$10,396,049	$7,039,692	$—	$17,435,741

The Funds did not hold any Level 3 securities during the period presented.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Aggressive Growth	$22,527,961	$6,781,221	$(405,194)	$6,376,027
International	73,279,035	14,433,125	(5,354,313)	9,078,812
Large/Mid Cap Growth	72,974,925	17,696,417	(2,126,295)	15,570,122
Small Cap Value	129,004,362	8,673,185	(21,976,968)	(13,303,783)
Large/Mid Cap Value	172,207,778	28,620,888	(12,484,914)	16,135,974
Fixed Income	104,774,377	6,030,023	(119,746)	5,910,277
High Yield Bond	76,619,416	1,096,785	(3,016,999)	(1,920,214)
Israel Common Values	58,461,698	17,031,774	(7,368,105)	9,663,669
Defensive Strategies	32,965,528	5,709,932	(2,494,203)	3,215,729
Strategic Growth	35,148,029	496,450	(1,368,363)	(871,913)
Conservative Growth	44,404,127	1,085,376	(1,130,216)	(44,840)
Growth & Income	18,298,069	408,415	(1,270,743)	(862,328)